Arbitrage Fund	Portfolio of Investments
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 82.05%
Aerospace & Defense - 1.34%
Aerojet Rocketdyne Holdings, Inc.(a)(b)	398,470	$17,162,103
Meggitt Plc(a)	380,851	3,531,515
		20,693,618
Agriculture - 0.69%
Swedish Match AB	1,055,052	10,600,006

Auto Parts & Equipment - 1.58%
Tenneco, Inc., Class A(a)	1,291,932	24,365,838

Banks - 2.52%
First Horizon Corp.(c)	1,719,660	38,898,709

Biotechnology - 5.30%
Biohaven Pharmaceutical Holding Co. Ltd.(a)(c)	179,270	26,773,975
ChemoCentryx, Inc.(a)	385,685	19,662,221
Global Blood Therapeutics, Inc.(a)	407,219	27,650,170
Swedish Orphan Biovitrum AB(a)	346,239	7,652,337
		81,738,703
Chemicals - 2.31%
Rogers Corp.(a)	142,245	35,635,217

Commercial Services - 5.72%
Atlantia SpA	512,431	11,756,713
Cary Group AB(a)	650,000	3,902,439
Euromoney Institutional Investor Plc	225,000	3,795,276
Evo Payments, Inc., Class A(a)	473,481	15,776,387
Moneylion, Inc.(a)(d)	2,489,318	3,559,725
Nielsen Holdings Plc	1,177,349	32,777,396
RPS Group Plc	1,584,000	3,882,682
Terminix Global Holdings, Inc.(a)	302,026	12,881,409
		88,332,027
Computers & Computer Services - 1.53%
Ping Identity Holding Corp.(a)	838,078	23,583,515

Construction Materials - 1.06%
Forterra, Inc.(a)(e)	653,007	16,378,069

Diversified Financial Services - 2.03%
Brewin Dolphin Holdings Plc	1,576,912	9,379,326
Cowen, Inc., Class A	168,653	6,484,708
Intertrust N.V.(a)(f)	794,358	15,534,731
		31,398,765
Electric - 3.21%
ContourGlobal Plc(f)	2,242,798	6,722,086
Electricite de France SA	963,838	11,560,353
PNM Resources, Inc.(c)	659,216	31,266,615
		49,549,054
Energy - Alternate Sources - 0.98%
Infrastructure and Energy Alternatives, Inc.(a)	738,329	10,491,655

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 82.05% (Continued)
Energy - Alternate Sources - 0.98% (Continued)
Siemens Gamesa Renewable Energy SA(a)	259,665	$4,677,537
		15,169,192
Engineering & Construction - 0.49%
HomeServe Plc	549,278	7,567,825

Forest Products & Paper - 1.01%
Resolute Forest Products, Inc.(a)	765,744	15,513,973

Gas - 2.20%
South Jersey Industries, Inc.(c)	1,003,297	33,961,603

Healthcare - Products - 0.91%
Hanger, Inc.(a)	545,819	10,168,608
Meridian Bioscience, Inc.(a)(b)	117,000	3,813,030
		13,981,638
Healthcare - Services - 2.73%
LHC Group, Inc.(a)	200,608	32,392,174
Mediclinic International Plc	1,661,042	9,677,112
UpHealth, Inc.(a)(d)	48,973	29,912
		42,099,198
Home Furnishings - 1.50%
iRobot Corp.(a)	393,725	23,182,528

Insurance - 4.57%
Alleghany Corp.(a)(c)	62,742	52,777,316
TOWER Ltd.	7,208,016	2,712,287
Willis Towers Watson Plc(b)(c)	72,915	15,081,009
		70,570,612
Internet - 4.70%
Twitter, Inc.(a)(b)	678,740	26,301,175
Zendesk, Inc.(a)(b)	601,789	46,199,342
		72,500,517
Machinery - Diversified - 0.30%
Bobst Group SA	57,900	4,673,463

Media - 5.72%
Houghton Mifflin Harcourt Co.(a)(e)	1,739,400	36,527,400
Shaw Communications, Inc., Class B	203,260	5,212,469
TEGNA, Inc.(c)	2,176,274	46,572,264
		88,312,133
Pharmaceuticals - 2.14%
Aerie Pharmaceuticals, Inc.(a)	1,136,386	17,159,429
Covetrus, Inc.(a)	759,796	15,856,942
		33,016,371
Pipelines - 0.25%
Shell Midstream Partners LP	244,842	3,870,952

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 82.05% (Continued)
Real Estate Investment Trusts - 3.14%
Bluerock Residential Growth REIT, Inc.	309,026	$8,235,543
CatchMark Timber Trust, Inc., Class A(c)	1,415,891	15,079,239
Duke Realty Corp.	428,485	25,216,342
		48,531,124
Semiconductors - 1.50%
Magnachip Semiconductor Corp.(a)	411,831	4,818,423
Silicon Motion Technology Corp., ADR	238,528	18,392,894
		23,211,317
Software - 17.17%
1Life Healthcare, Inc.(a)	1,470,394	25,305,481
Activision Blizzard, Inc.	589,319	46,255,648
Avalara, Inc.(a)	296,408	27,148,009
Black Knight, Inc.(a)	79,969	5,290,749
Change Healthcare, Inc.(a)	1,895,269	46,566,759
Citrix Systems, Inc.	372,411	38,272,679
Inovalon Holdings, Inc., Class A(a)(e)	405,270	16,616,070
ManTech International Corp., Class A(c)	125,635	12,049,653
Micro Focus International Plc	1,022,142	6,150,851
Momentive Global, Inc.(a)	1,604,381	11,375,061
Onemarket Ltd.(a)(e)	111,800	—
VMware, Inc., Class A(c)	259,067	30,059,544
		265,090,504
Telecommunications - 3.67%
Sierra Wireless, Inc.(a)	940,583	28,951,145
Switch, Inc., Class A	813,571	27,620,735
		56,571,880
Transportation - 1.78%
Atlas Air Worldwide Holdings, Inc.(a)	235,280	23,509,178
Go-Ahead Group Plc(a)	224,000	4,017,811
		27,526,989
TOTAL COMMON STOCKS
(Cost $1,317,891,217)		1,266,525,340

RIGHTS(a) - 0.14%
Bristol-Myers Squibb Co. CVR	857,631	857,631
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(e)	1,150,652	74,332
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(e)	1,150,652	74,332
Contra Flexion Therapeutics, Inc. CVR, Expires 12/31/2030(e)	1,411,000	942,689
Contra Zogenix, Inc. CVR(e)	304,716	216,989

TOTAL RIGHTS
(Cost $2,405,892)		2,165,973

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.53%
Auto Manufacturers - 0.11%
Lightning eMotors, Inc.(f)	05/15/2024	7.500%	$2,596,000	$1,744,306

Healthcare - Services - 0.24%
UpHealth, Inc.(f)	06/15/2026	6.250%	1,275,000	395,250
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(f)	12/15/2025	11.290%	3,506,000	3,278,832
				3,674,082
Software - 0.18%
Kaleyra, Inc.(f)	06/01/2026	6.125%	3,525,000	2,811,171

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $10,903,391)				8,229,559

	Shares	Value
MUTUAL FUNDS(g) - 4.70%
Water Island Event-Driven Fund, Class I	6,605,365	$72,592,964

TOTAL MUTUAL FUNDS
(Cost $60,632,644)		72,592,964

PRIVATE INVESTMENTS(a)(d)(e)(h) - 0.04%
Fast Capital LLC	290,700	581,400

TOTAL PRIVATE INVESTMENTS
(Cost $300,786)		581,400

WARRANTS(a) - 0.01%
Commercial Services - 0.01%
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	290,320	56,699
Healthcare - Services - 0.00%(i)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024(d)	4,897	435

TOTAL WARRANTS
(Cost $0)		57,134

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08%
Call Options Purchased - 0.07%
Broadcom, Inc.
	12/2022	$520.00	$3,593,592	72	$212,400
	12/2022	550.00	12,727,305	255	456,450
Ironsource Ltd.	12/2022	5.00	1,427,819	3,491	157,095
iShares Expanded Tech-Software Sector ETF	11/2022	320.00	2,559,648	91	40,495
iShares Russell 2000 Growth ETF	11/2022	250.00	1,866,566	82	36,695
Meridian Bioscience, Inc.	10/2022	35.00	6,518,000	2,000	45,000

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08% (Continued)
Call Options Purchased - 0.07% (Continued)
Unity Software, Inc.
	10/2022	$60.00	$2,554,656	598	$58,903
	11/2022	60.00	952,656	223	46,718
Zendesk, Inc.	10/2022	80.00	19,184,823	2,499	31,238

TOTAL CALL OPTIONS PURCHASED
(Cost $2,527,850)					1,084,994

Put Options Purchased - 0.01%
Twitter, Inc.	10/2022	30.00	5,033,625	1,299	142,890
Zendesk, Inc.	09/2022	70.00	2,126,529	277	17,313

TOTAL PUT OPTIONS PURCHASED
(Cost $315,229)					160,203

TOTAL PURCHASED OPTIONS
(Cost $2,843,079)					1,245,197

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 10.07%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	2.116	%(j)	77,750,417	$77,750,417
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.360	%(j)	77,750,418	77,750,418
				155,500,835

TOTAL SHORT-TERM INVESTMENTS
(Cost $155,500,835)				155,500,835

Total Investments - 97.62%
(Cost $1,550,477,844)				1,506,898,402

Other Assets in Excess of Liabilities - 2.38%(k)				36,811,011

NET ASSETS - 100.00%				$1,543,709,413

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Underlying security for a written/purchased call/put option.
(c)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2022, the aggregate fair market value of those securities was $115,766,880, representing 7.50% of net assets.
(d)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,171,472 or 0.27% of net assets.

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Fast Capital LLC	08/18/2020	$300,786
Moneylion, Inc.	06/19/2020	17,080,470
UpHealth, Inc.	06/08/2021	489,730
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	06/08/2021	—
Total		$17,870,986

(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2022, the total fair market value of these securities was $71,411,281, representing 4.63% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2022, these securities had a total value of $30,486,376 or 1.97% of net assets.
(g)	Affiliated investment.
(h)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(i)	Less than 0.005% of net assets.
(j)	Rate shown is the 7-day effective yield as of August 31, 2022.
(k)	Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

SECURITIES SOLD SHORT - (4.49%)
COMMON STOCKS SOLD SHORT - (4.20%)
Biotechnology - (0.02%)
Biohaven Pharmaceutical Holding Co. Ltd.	(44,796)	$(246,378)
Commercial Services - (0.63%)
Rentokil Initial Plc	(1,603,670)	(9,706,149)
Diversified Financial Services - (0.07%)
Intercontinental Exchange, Inc.	(11,347)	(1,144,345)
Engineering & Construction - (0.19%)
MasTec, Inc.	(35,660)	(2,870,630)
Real Estate Investment Trusts - (2.02%)
PotlatchDeltic Corp.	(325,655)	(15,116,905)
Prologis, Inc.	(129,483)	(16,121,928)
		(31,238,833)
Semiconductors - (1.27%)
Broadcom, Inc.	(32,625)	(16,283,464)
MaxLinear, Inc.	(92,550)	(3,325,321)
		(19,608,785)
TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $67,588,431)		(64,815,120)

EXCHANGE-TRADED FUNDS SOLD SHORT - (0.29%)
Equity Funds Sold Short - (0.29%)
iShares North American Tech-Software ETF	(9,120)	(2,565,274)

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

EXCHANGE-TRADED FUNDS SOLD SHORT - (0.29%) (Continued)
Equity Funds Sold Short - (0.29%) (Continued)
iShares Russell 2000 Growth ETF	(8,177)	$(1,861,330)
		(4,426,604)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
(Proceeds $4,295,597)		(4,426,604)

TOTAL SECURITIES SOLD SHORT
(Proceeds $71,884,028)		$(69,241,724)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Aerojet Rocketdyne Holdings, Inc.	12/2022	$40.00	$(4,785,077)	(1,111)	$(561,055)
Willis Towers Watson Plc	09/2022	220.00	(8,376,615)	(405)	(16,200)
Zendesk, Inc.	10/2022	85.00	(19,184,823)	(2,499)	0
TOTAL WRITTEN CALL OPTIONS
(Premiums received $754,095)					(577,255)

TOTAL WRITTEN OPTIONS
(Premiums received $754,095)					$(577,255)

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month JIBAR Plus 95 bps (6.530%)	11/18/2022	$—	$—	$—	ZAR	63,659,092	$—
Goldman Sachs & Co./ Monthly	Schroder Plc	Paid 1 Month SONIA Plus 47 bps (2.390%)	04/28/2023	—	—	—	GBP	2,209,616	—
Morgan Stanley & Co./ Monthly	Prologis, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	08/11/2023	—	—	—	USD	9,219,592	—
Goldman Sachs & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 75 bps (2.440%)	09/04/2023	—	—	—	GBP	14,839,169	—
Morgan Stanley & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month SABOR Plus 125 bps (6.570%)	11/17/2023	—	—	—	ZAR	22,408,161	—
Morgan Stanley & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 54 bps (1.470%)	04/26/2024	—	—	—	GBP	372,624	—
Morgan Stanley & Co./ Monthly	Schroder Plc	Paid 1 Month SONIA Plus 254 bps (4.230%)	04/26/2024	—	—	—	GBP	93,184	—
Morgan Stanley & Co./ Monthly	Schroder Plc	Received 1 Month SONIA Plus 35 bps (1.340%)	04/26/2024	—	—	—	GBP	2,307,621	—
						$—			$—

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	8,176,744	AUD	11,755,700	Morgan Stanley & Co.	09/15/2022	$131,357
USD	6,376,301	CAD	8,232,000	Morgan Stanley & Co.	09/15/2022	108,884
USD	4,705,452	CHF	4,522,000	Morgan Stanley & Co.	09/15/2022	74,752
EUR	9,619,200	USD	9,631,810	Morgan Stanley & Co.	09/15/2022	43,234
USD	90,246,708	EUR	86,129,800	Morgan Stanley & Co.	09/15/2022	3,616,889
USD	84,940,006	GBP	69,952,500	Morgan Stanley & Co.	09/15/2022	3,656,490
USD	3,433,333	NZD	5,477,800	Morgan Stanley & Co.	09/15/2022	81,950
USD	31,963,094	SEK	326,935,900	Morgan Stanley & Co.	09/15/2022	1,274,638
						$8,988,194

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	11,755,700	USD	8,119,003	Morgan Stanley & Co.	09/15/2022	$(73,617)
EUR	32,584,500	USD	33,636,706	Morgan Stanley & Co.	09/15/2022	(863,040)
GBP	23,766,700	USD	28,534,906	Morgan Stanley & Co.	09/15/2022	(918,440)
USD	1,376,533	GBP	1,184,800	Morgan Stanley & Co.	09/15/2022	(182)
NZD	1,117,000	USD	695,527	Morgan Stanley & Co.	09/15/2022	(12,134)
USD	44,105	NZD	72,100	Morgan Stanley & Co.	09/15/2022	(6)
SEK	51,982,700	USD	5,061,725	Morgan Stanley & Co.	09/15/2022	(182,268)
						$(2,049,687)

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	83.63%
United Kingdom	3.91%
Canada	3.23%
Sweden	1.44%
Taiwan	1.19%
Netherlands	1.00%
Italy	0.76%
France	0.75%
South Africa	0.63%
Republic of Korea	0.31%
Spain	0.30%
Switzerland	0.30%
New Zealand	0.17%
Australia	0.00	%(b)
Other Assets in Excess of Liabilities	2.38%
	100.00%

(a)           These percentages represent long positions only and are not net of short positions.

(b)           Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
ADR - American Depositary Receipt
AUD - Australian dollar
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CHF - Swiss franc
CVR - Contingent Value Rights
ETF - Exchange-Traded Fund
EUR - Euro
GBP - British pound
JIBAR - Johannesburg Interbank Agreed Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
NZD - New Zealand dollar
Plc - Public Limited Company
REIT - Real Estate Investment Trust
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SABOR - South African Benchmark Overnight Rate
SEK - Swedish krona
SOFR - Secured Overnight Financing Rate
SONIA - Sterling OverNight Index Average
SpA - Societa per Azione
USD - United States Dollar
ZAR - South African rand

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

Summary of affiliated issuer transactions for the period ended August 31, 2022:

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of August 31, 2022	Shares as of August 31, 2022	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund	$72,394,803	$-	$-	$-	$198,161	$72,592,964	6,605,365	$-	$-

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

The following table summarizes the Arbitrage Fund's investments and derivative financial instruments characterized in the fair value hierarchy as of August 31, 2022.

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$20,693,618	$—	$—	$20,693,618
Agriculture	10,600,006	—	—	10,600,006
Auto Parts & Equipment	24,365,838	—	—	24,365,838
Banks	38,898,709	—	—	38,898,709
Biotechnology	81,738,703	—	—	81,738,703
Chemicals	35,635,217	—	—	35,635,217
Commercial Services	88,332,027	—	—	88,332,027
Computers & Computer Services	23,583,515	—	—	23,583,515
Construction Materials	—	—	16,378,069	16,378,069
Diversified Financial Services	31,398,765	—	—	31,398,765
Electric	49,549,054	—	—	49,549,054
Energy - Alternate Sources	15,169,192	—	—	15,169,192
Engineering & Construction	7,567,825	—	—	7,567,825
Forest Products & Paper	15,513,973	—	—	15,513,973
Gas	33,961,603	—	—	33,961,603
Healthcare - Products	13,981,638	—	—	13,981,638
Healthcare - Services	42,099,198	—	—	42,099,198
Home Furnishings	23,182,528	—	—	23,182,528
Insurance	70,570,612	—	—	70,570,612
Internet	72,500,517	—	—	72,500,517
Machinery - Diversified	4,673,463	—	—	4,673,463
Media	51,784,733	—	36,527,400	88,312,133
Pharmaceuticals	33,016,371	—	—	33,016,371
Pipelines	3,870,952	—	—	3,870,952
Real Estate Investment Trusts	48,531,124	—	—	48,531,124
Semiconductors	23,211,317	—	—	23,211,317
Software	248,474,434	—	16,616,070	265,090,504
Telecommunications	56,571,880	—	—	56,571,880
Transportation	27,526,989	—	—	27,526,989
Rights	—	857,631	1,308,342	2,165,973
Convertible Corporate Bonds*	—	8,229,559	—	8,229,559
Mutual Funds	72,592,964	—	—	72,592,964
Private Investments	—	—	581,400	581,400
Warrants*	57,134	—	—	57,134
Purchased Options	1,245,197	—	—	1,245,197
Short-Term Investments	155,500,835	—	—	155,500,835
TOTAL	$1,426,399,931	$9,087,190	$71,411,281	$1,506,898,402

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$8,988,194	$—	$8,988,194
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(64,815,120)	—	—	(64,815,120)
Exchange-Traded Funds*	(4,426,604)	—	—	(4,426,604)
Written Options	(577,255)	—	—	(577,255)
Forward Foreign Currency Exchange Contracts	—	(2,049,687)	—	(2,049,687)
TOTAL	$(69,818,979)	$6,938,507	$—	$(62,880,472)

*	Refer to Portfolio of Investments for sector information.

**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2022:

Investments in Securities	Balance as of May 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2022
Common Stocks	$68,815,638	$-	$705,901	$-	$-	$-	$-	$69,521,539	$705,901
Rights	1,277,503	-	30,839	-	-	-	-	1,308,342	30,839
Private Investments	290,700	-	290,700	-	-	-	-	581,400	290,700
Total	$70,383,841	$-	$1,027,440	$-	$-	$-	$-	$71,411,281	$1,027,440

Water Island Event-Driven Fund	Portfolio of Investments
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 89.12%
Aerospace & Defense - 1.90%
Aerojet Rocketdyne Holdings, Inc.(a)(b)	43,870	$1,889,481
Meggitt Plc(a)	28,627	265,449
		2,154,930
Agriculture - 0.68%
Swedish Match AB	76,493	768,518

Auto Parts & Equipment - 1.54%
Tenneco, Inc., Class A(a)	92,753	1,749,322

Banks - 2.50%
First Horizon Corp.(c)	125,385	2,836,209

Biotechnology - 5.82%
Biohaven Pharmaceutical Holding Co. Ltd.(a)(c)	13,080	1,953,498
ChemoCentryx, Inc.(a)	32,309	1,647,113
Global Blood Therapeutics, Inc.(a)	34,182	2,320,958
Swedish Orphan Biovitrum AB(a)	31,212	689,826
		6,611,395
Chemicals - 2.31%
Rogers Corp.(a)	10,470	2,622,944

Commercial Services - 5.70%
Atlantia SpA	37,152	852,379
Evo Payments, Inc., Class A(a)	39,663	1,321,571
Moneylion, Inc.(a)(d)	263,426	376,699
Nielsen Holdings Plc	107,370	2,989,181
Terminix Global Holdings, Inc.(a)	21,824	930,794
		6,470,624
Computers & Computer Services - 1.74%
Ping Identity Holding Corp.(a)	70,289	1,977,932

Construction Materials - 1.17%
Forterra, Inc.(a)(e)	53,067	1,330,973

Diversified Financial Services - 2.05%
Brewin Dolphin Holdings Plc	112,933	671,715
Cowen, Inc., Class A	14,055	540,415
Intertrust N.V.(a)(f)	57,095	1,116,569
		2,328,699
Electric - 3.03%
Electricite de France SA	69,824	837,475
PNM Resources, Inc.(c)	54,845	2,601,298
		3,438,773
Energy - Alternate Sources - 1.01%
Infrastructure and Energy Alternatives, Inc.(a)	54,347	772,271
Siemens Gamesa Renewable Energy SA(a)	20,624	371,515
		1,143,786

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 89.12% (Continued)
Engineering & Construction - 0.47%
HomeServe Plc	39,257	$540,874

Entertainment - 0.14%
Cineplex, Inc.(a)	23,133	158,700

Forest Products & Paper - 1.00%
Resolute Forest Products, Inc.(a)(c)	55,857	1,131,663

Gas - 2.14%
South Jersey Industries, Inc.	71,772	2,429,482

Healthcare - Products - 0.65%
Hanger, Inc.(a)	39,769	740,896

Healthcare - Services - 3.09%
Cano Health, Inc.(a)	18,846	116,280
LHC Group, Inc.(a)	16,609	2,681,855
Mediclinic International Plc	122,267	712,319
UpHealth, Inc.(a)(d)	8,340	5,094
		3,515,548
Home Furnishings - 1.70%
iRobot Corp.(a)	32,771	1,929,556

Insurance - 5.74%
Alleghany Corp.(a)(c)	5,714	4,806,502
Hartford Financial Services Group, Inc. (The)	5,355	344,380
Willis Towers Watson Plc(b)	6,632	1,371,697
		6,522,579
Internet - 5.62%
Just Eat Takeaway.com N.V.(a)(f)	7,623	127,796
Twitter, Inc.(a)(b)	61,350	2,377,313
Zendesk, Inc.(a)(b)	50,491	3,876,194
		6,381,303
Media - 6.25%
TEGNA, Inc.(c)	160,192	3,428,109
Houghton Mifflin Harcourt Co.(a)(e)	156,912	3,295,152
Shaw Communications, Inc., Class B	14,737	377,921
		7,101,182
Pharmaceuticals - 2.25%
Aerie Pharmaceuticals, Inc.(a)	82,915	1,252,016
Covetrus, Inc.(a)(c)	62,524	1,304,876
		2,556,892
Pipelines - 0.25%
Shell Midstream Partners LP(a)	17,751	280,643

Real Estate Investment Trusts - 1.84%
Duke Realty Corp.	35,499	2,089,116

Semiconductors - 1.55%
Magnachip Semiconductor Corp.(a)	37,044	433,415

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 89.12% (Continued)
Semiconductors - 1.55% (Continued)
Silicon Motion Technology Corp., ADR	17,262	$1,331,073
		1,764,488
Software - 21.07%
1Life Healthcare, Inc.(a)	123,424	2,124,127
Activision Blizzard, Inc.	49,886	3,915,552
Avalara, Inc.(a)	25,091	2,298,085
Black Knight, Inc.(a)(c)	5,765	381,412
Change Healthcare, Inc.(a)(c)	237,384	5,832,525
Citrix Systems, Inc.	30,835	3,168,913
Inovalon Holdings, Inc., Class A(a)(e)	37,435	1,534,835
ManTech International Corp., Class A(c)	10,421	999,478
Micro Focus International Plc	86,524	520,668
Momentive Global, Inc.(a)	135,658	961,815
VMware, Inc., Class A(c)	18,893	2,192,155
		23,929,565
Telecommunications - 4.18%
Sierra Wireless, Inc.(a)	78,903	2,428,635
Switch, Inc., Class A(c)	68,217	2,315,967
		4,744,602
Transportation - 1.73%
Atlas Air Worldwide Holdings, Inc.(a)	19,709	1,969,323

TOTAL COMMON STOCKS
(Cost $106,161,185)		101,220,517

RIGHTS(a) - 0.08%
Bristol-Myers Squibb Co. CVR	67,803	67,803
Contra Zogenix, Inc. CVR(e)	26,158	18,627

TOTAL RIGHTS
(Cost $128,568)		86,430

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 2.61%
Auto Parts & Equipment - 1.58%
Meritor, Inc.(f)	12/15/2028	4.500%	$465,000	$476,104
Tenneco, Inc.(f)	04/15/2029	5.125%	1,357,000	1,316,598
				1,792,702
Entertainment - 1.03%
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(f)	11/15/2027	8.500%	1,090,000	1,171,489

TOTAL CORPORATE BONDS
(Cost $3,036,344)				2,964,191

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 1.32%
Auto Manufacturers - 0.24%
Lightning eMotors, Inc.(f)	05/15/2024	7.500%	$403,000	$270,784

Entertainment - 0.27%
Cineplex, Inc.(f)	09/30/2025	5.750%	392,000	307,428

Healthcare - Services - 0.40%
UpHealth, Inc.(f)	06/15/2026	6.250%	217,000	67,270
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(f)	12/15/2025	11.280%	409,000	382,499
				449,769
Software - 0.41%
Kaleyra, Inc.(f)	06/01/2026	6.125%	584,000	465,737

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,889,598)				1,493,718

	Shares	Value
WARRANTS(a) - 0.00%(g)
Commercial Services - 0.00%(g)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	22,640	$4,422

Healthcare - Services - 0.00%(g)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024(d)	834	74

TOTAL WARRANTS
(Cost $0)		4,496

PRIVATE INVESTMENTS(a)(d)(e)(h) - 0.04%
Fast Capital LLC	22,800	45,600

TOTAL PRIVATE INVESTMENTS
(Cost $23,591)		45,600

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08%
Call Options Purchased - 0.07%
Broadcom, Inc.
	12/2022	$520.00	$249,555	5	$14,750
	12/2022	550.00	948,309	19	34,010
Ironsource Ltd.	12/2022	5.00	102,659	251	11,295
iShares Expanded Tech-Software Sector ETF	11/2022	320.00	225,024	8	3,560
iShares Russell 2000 Growth ETF	11/2022	250.00	159,341	7	3,133
Unity Software, Inc.
	10/2022	60.00	183,696	43	4,235
	11/2022	60.00	68,352	16	3,352

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08% (Continued)
Call Options Purchased - 0.07% (Continued)
Zendesk, Inc.	10/2022	$80.00	$1,604,493	209	$2,613

TOTAL CALL OPTIONS PURCHASED
(Cost $180,342)					76,948

Put Options Purchased - 0.01%
Twitter, Inc.	10/2022	30.00	449,500	116	12,760
Zendesk, Inc.	09/2022	70.00	176,571	23	1,438

TOTAL PUT OPTIONS PURCHASED
(Cost $28,015)					14,198

TOTAL PURCHASED OPTIONS
(Cost $208,357)					91,146

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.02%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	2.116	%(i)	2,284,318	$2,284,318
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.360	%(i)	2,284,317	2,284,317
				4,568,635
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,568,635)				4,568,635

Total Investments - 97.27%
(Cost $116,016,278)				110,474,733

Other Assets in Excess of Liabilities - 2.73%(j)				3,100,555

NET ASSETS - 100.00%				$113,575,288

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Underlying security for a written/purchased call/put option.
(c)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2022, the aggregate fair market value of those securities was $17,676,040, representing 15.56% of net assets.
(d)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $427,467 or 0.38% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Fast Capital LLC	08/18/2020	$23,591
Moneylion, Inc.	06/19/2020	1,926,135
UpHealth, Inc.	06/08/2021	83,400
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	06/08/2021	—
Total		$2,033,126

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2022, the total fair market value of these securities was $6,225,187, representing 5.48% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2022, these securities had a total value of $5,702,274 or 5.02% of net assets.
(g)	Less than 0.005% of net assets.
(h)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(i)	Rate shown is the 7-day effective yield as of August 31, 2022.
(j)	Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (3.85%)
COMMON STOCKS SOLD SHORT - (3.53%)
Auto Parts & Equipment - (0.18%)
Tenneco, Inc., Class A	(10,600)	$(199,916)

Biotechnology - (0.01%)
Biohaven Pharmaceutical Holding Co. Ltd.	(3,268)	(17,974)

Commercial Services - (0.62%)
Rentokil Initial Plc	(115,879)	(701,353)

Diversified Financial Services - (0.07%)
Intercontinental Exchange, Inc.	(818)	(82,495)

Engineering & Construction - (0.19%)
MasTec, Inc.	(2,625)	(211,313)

Entertainment - (0.02%)
Cineplex, Inc.	(3,228)	(22,145)

Real Estate Investment Trusts - (1.18%)
Prologis, Inc.	(10,759)	(1,339,603)

Semiconductors - (1.26%)
Broadcom, Inc.	(2,379)	(1,187,383)
MaxLinear, Inc.	(6,698)	(240,659)
		(1,428,042)
TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $4,144,526)		(4,002,841)

EXCHANGE-TRADED FUNDS SOLD SHORT - (0.32%)
Equity Funds Sold Short - (0.32%)
iShares North American Tech-Software ETF	(757)	(212,929)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

EXCHANGE-TRADED FUNDS SOLD SHORT - (0.32%) (Continued)
Equity Funds Sold Short - (0.32%) (Continued)
iShares Russell 2000 Growth ETF	(679)	$(154,561)
		(367,490)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
(Proceeds $356,654)		(367,490)

TOTAL SECURITIES SOLD SHORT
(Proceeds $4,501,180)		$(4,370,331)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Aerojet Rocketdyne Holdings, Inc.	12/2022	$40.00	$(529,761)	(123)	$(62,115)
Willis Towers Watson Plc	09/2022	220.00	(765,271)	(37)	(1,480)
Zendesk, Inc.	10/2022	85.00	(1,604,493)	(209)	0

TOTAL WRITTEN OPTIONS
(Premiums received $79,018)					$(63,595)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month JIBAR Plus 95 bps (6.53%)	11/18/2022	$—	$—	$—	ZAR	5,097,392	$—
Morgan Stanley & Co./ Monthly	Prologis, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	08/18/2023	—	—	—	USD	759,885	—
Goldman Sachs & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 75 bps (2.440%)	09/04/2023	—	—	—	GBP	1,070,682	—
Morgan Stanley & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month SABOR Plus 125 bps (6.570%)	11/17/2023	—	—	—	ZAR	1,194,368	—
Morgan Stanley & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 54 bps (2.230%)	04/26/2024	—	—	—	GBP	25,135	—
						$—			$—

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	883,668	AUD	1,270,400	Morgan Stanley & Co.	09/15/2022	$14,229
USD	1,082,047	CAD	1,394,900	Morgan Stanley & Co.	09/15/2022	20,042
USD	4,968,590	EUR	4,745,300	Morgan Stanley & Co.	09/15/2022	195,745
USD	3,863,280	GBP	3,192,000	Morgan Stanley & Co.	09/15/2022	154,235
USD	1,954,161	SEK	19,880,000	Morgan Stanley & Co.	09/15/2022	88,087
						$472,338

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	1,278,800	USD	884,494	Morgan Stanley & Co.	09/15/2022	$(9,307)
USD	5,657	AUD	8,400	Morgan Stanley & Co.	09/15/2022	(92)
CAD	208,400	USD	161,030	Morgan Stanley & Co.	09/15/2022	(2,367)
EUR	1,404,600	USD	1,461,009	Morgan Stanley & Co.	09/15/2022	(48,255)
GBP	929,900	USD	1,115,744	Morgan Stanley & Co.	09/15/2022	(35,217)
USD	107,469	GBP	92,500	Morgan Stanley & Co.	09/15/2022	(14)
SEK	4,549,300	USD	443,097	Morgan Stanley & Co.	09/15/2022	(16,068)
USD	21,059	SEK	224,700	Morgan Stanley & Co.	09/15/2022	(33)
						$(111,353)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	84.04%
Canada	3.88%
United Kingdom	2.97%
Sweden	1.29%
Taiwan	1.17%
Netherlands	1.09%
Italy	0.75%
France	0.74%
South Africa	0.63%
Republic of Korea	0.38%
Spain	0.33%
Other Assets in Excess of Liabilities	2.73%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
ADR - American Depositary Receipt
AUD - Australian dollar
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
ETF - Exchange-Traded Fund
EUR - Euro
GBP - British pound
JIBAR - Johannesburg Interbank Agreed Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SABOR - South African Benchmark Overnight Rate
SEK - Swedish krona
SOFR - Secured Overnight Financing Rate
SONIA - Sterling OverNight Index Average
SpA - Societa per Azione
USD - United States Dollar
ZAR - South African rand

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

The following table summarizes the Event-Driven Fund's investments and derivative financial instruments characterized in the fair value hierarchy as of August 31, 2022.

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$2,154,930	$—	$—	$2,154,930
Agriculture	768,518	—	—	768,518
Auto Parts & Equipment	1,749,322	—	—	1,749,322
Banks	2,836,209	—	—	2,836,209
Biotechnology	6,611,395	—	—	6,611,395
Chemicals	2,622,944	—	—	2,622,944
Commercial Services	6,470,624	—	—	6,470,624
Computers & Computer Services	1,977,932	—	—	1,977,932
Construction Materials	—	—	1,330,973	1,330,973
Diversified Financial Services	2,328,699	—	—	2,328,699
Electric	3,438,773	—	—	3,438,773
Energy - Alternate Sources	1,143,786	—	—	1,143,786
Engineering & Construction	540,874	—	—	540,874
Entertainment	158,700	—	—	158,700
Forest Products & Paper	1,131,663	—	—	1,131,663
Gas	2,429,482	—	—	2,429,482
Healthcare - Products	740,896	—	—	740,896
Healthcare - Services	3,515,548	—	—	3,515,548
Home Furnishings	1,929,556	—	—	1,929,556
Insurance	6,522,579	—	—	6,522,579
Internet	6,381,303	—	—	6,381,303
Media	3,806,030	—	3,295,152	7,101,182
Pharmaceuticals	2,556,892	—	—	2,556,892
Pipelines	280,643	—	—	280,643
Real Estate Investment Trusts	2,089,116	—	—	2,089,116
Semiconductors	1,764,488	—	—	1,764,488
Software	22,394,730	—	1,534,835	23,929,565
Telecommunications	4,744,602	—	—	4,744,602
Transportation	1,969,323	—	—	1,969,323
Rights	—	67,803	18,627	86,430
Corporate Bonds*	—	2,964,191	—	2,964,191
Convertible Corporate Bonds*	—	1,493,718	—	1,493,718
Warrants*	4,496	—	—	4,496
Private Investments	—	—	45,600	45,600
Purchased Options	91,146	—	—	91,146
Short-Term Investments	4,568,635	—	—	4,568,635
TOTAL	$99,723,834	$4,525,712	$6,225,187	$110,474,733

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$472,338	$—	$472,338
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(4,002,841)	—	—	(4,002,841)
Exchange-Traded Funds*	(367,490)	—	—	(367,490)
Written Options	(63,595)	—	—	(63,595)
Forward Foreign Currency Exchange Contracts	—	(111,353)	—	(111,353)
TOTAL	$(4,433,926)	$360,985	$—	$(4,072,941)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2022:

Investments in Securities	Balance as of May 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2022
Common Stocks	$6,103,595	$-	$57,365	$-	$-	$-	$-	$6,160,960	$57,365
Rights	18,187	-	440	-	-	-	-	18,627	440
Private Investments	22,800	-	22,800	-	-	-	-	45,600	22,800
Total	$6,144,582	$-	$80,605	$-	$-	$-	$-	$6,225,187	$80,605

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2022 (unaudited)

	Maturity Date	Rate	Principal Amount	Value

BANK LOANS - 6.07%
Commercial Services - 3.78%
Moneygram International, Inc., 2021 Term Loan B, Variable Rate, (6 mo. USD LIBOR plus 4.50%)	07/21/2026	6.000%	$4,973,958	$4,928,347

Software - 2.29%
Tibco Software, Inc., 2020 Term Loan B3, Variable Rate, (3 mo. USD LIBOR plus 3.75%)	06/30/2026	6.747%	3,000,000	2,991,375

TOTAL BANK LOANS
(Cost $7,934,845)				7,919,722

CORPORATE BONDS - 62.79%
Auto Parts & Equipment - 6.26%
Meritor, Inc.(a)	12/15/2028	4.500%	1,599,000	1,637,184
Tenneco, Inc.(a)	04/15/2029	5.125%	6,731,000	6,530,599
				8,167,783
Banks - 0.71%
Truist Financial Corp., Variable Rate, (3 mo. USD LIBOR plus 0.65%)(b)	03/15/2028	2.479%	1,000,000	924,951

Chemicals - 5.95%
GCP Applied Technologies, Inc.(a)	04/15/2026	5.500%	5,175,000	5,175,000
Valvoline, Inc.(a)	02/15/2030	4.250%	2,660,000	2,593,234
				7,768,234
Electrical Components & Equipment - 1.00%
WESCO Distribution, Inc.(a)(b)	06/15/2025	7.125%	1,300,000	1,300,234

Entertainment - 5.20%
Caesars Entertainment, Inc.(a)	07/01/2025	6.250%	1,090,000	1,064,287
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(a)(b)	11/15/2027	8.500%	5,320,000	5,717,725
				6,782,012
Food - 3.31%
Chobani LLC / Chobani Finance Corp., Inc.(a)(b)	04/15/2025	7.500%	3,749,000	3,560,417
US Foods, Inc.(a)	04/15/2025	6.250%	750,000	753,652
				4,314,069
Gas - 1.39%
Rockpoint Gas Storage Canada Ltd.(a)	03/31/2023	7.000%	1,834,000	1,815,660

Hand/Machine Tools - 2.02%
Werner FinCo LP / Werner FinCo, Inc.(a)	07/15/2025	8.750%	3,000,000	2,641,560

Internet - 9.02%
Getty Images, Inc.(a)	03/01/2027	9.750%	6,000,000	6,015,000
Twitter, Inc.(a)(b)	03/01/2030	5.000%	6,115,000	5,762,440
				11,777,440

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 62.79% (Continued)
Machinery - Diversified - 1.37%
JPW Industries Holding Corp.(a)(b)	10/01/2024	9.000%	$2,000,000	$1,790,020

Media - 0.73%
Cengage Learning, Inc.(a)	06/15/2024	9.500%	1,000,000	953,390

Office/Business Equip - 2.35%
Xerox Holdings Corp.(a)(b)	08/15/2025	5.000%	3,307,000	3,066,045

Oil & Gas - 2.37%
Par Petroleum LLC / Par Petroleum Finance Corp.(a)	12/15/2025	7.750%	3,190,000	3,093,897

Packaging & Containers - 0.86%
LABL, Inc.(a)	07/15/2026	6.750%	1,175,000	1,116,250

Real Estate Investment Trusts - 5.03%
iStar, Inc.
	10/01/2024	4.750%	1,620,000	1,620,632
	02/15/2026	5.500%	200,000	204,000
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(a)	02/15/2025	7.875%	4,796,000	4,737,944
				6,562,576
Software - 4.44%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)	03/01/2025	5.750%	1,773,000	1,751,954
Citrix Systems, Inc.	03/01/2030	3.300%	4,100,000	4,046,548
				5,798,502
Telecommunications - 10.01%
Altice France Holding SA(a)	05/15/2027	10.500%	6,500,000	5,607,676
Plantronics, Inc.(a)	03/01/2029	4.750%	3,000,000	2,992,500
Switch Ltd.(a)	09/15/2028	3.750%	4,500,000	4,459,004
				13,059,180
Transportation - 0.77%
XPO Logistics, Inc.(a)	05/01/2025	6.250%	1,000,000	1,011,654

TOTAL CORPORATE BONDS
(Cost $86,750,007)				81,943,457

CONVERTIBLE CORPORATE BONDS - 20.96%
Aerospace & Defense - 2.15%
Kaman Corp.(b)	05/01/2024	3.250%	3,000,000	2,803,125

Auto Manufacturers - 0.71%
Lightning eMotors, Inc.(a)	05/15/2024	7.500%	1,370,000	920,532

Commercial Services - 1.52%
Block, Inc.(b)	03/01/2025	0.125%	2,000,000	1,977,500

Diversified Financial Services - 1.04%
WisdomTree Investments, Inc.	06/15/2026	3.250%	1,500,000	1,358,250

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 20.96% (Continued)
Entertainment - 0.34%
Cineplex, Inc.(a)	09/30/2025	5.750%	$567,000	$444,672

Healthcare - Services - 0.84%
UpHealth, Inc.(a)	06/15/2026	6.250%	689,000	213,590
UpHealth, Inc., Variable Rate, (SOFR plus 9.00%)(a)	12/15/2025	11.280%	938,000	877,223
				1,090,813
Internet - 6.72%
Spotify USA, Inc.(c)	03/15/2026	0.000%	3,500,000	2,852,500
Twitter, Inc.(b)	06/15/2024	0.250%	2,500,000	2,495,000
Zendesk, Inc.	06/15/2025	0.625%	3,500,000	3,424,750
				8,772,250
Pharmaceuticals - 1.52%
Paratek Pharmaceuticals, Inc.(b)	05/01/2024	4.750%	2,250,000	1,987,200

Software - 6.12%
1Life Healthcare, Inc.(b)	06/15/2025	3.000%	1,000,000	975,000
Avalara, Inc.	08/01/2026	0.250%	3,000,000	2,884,500
Kaleyra, Inc.(a)(b)	06/01/2026	6.125%	1,900,000	1,515,241
RingCentral, Inc.(b)(c)	03/01/2025	0.000%	3,105,000	2,617,903
				7,992,644

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $31,178,265)				27,346,986

	Shares	Value
WARRANTS(d) - 0.02%
Auto Manufacturers - 0.02%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(e)	53,913	$21,565

TOTAL WARRANTS
(Cost $0)		21,565

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.18%
Call Options Purchased - 0.18%
Caesars Entertainment, Inc.	09/2022	$50.00	$1,366,904	317	$15,533
Par Pacific Holdings, Inc.
	09/2022	17.50	1,733,360	922	138,300
	09/2022	22.50	263,200	140	1,750
SPDR S&P 500 ETF Trust	09/2022	435.00	9,879,500	250	1,875
Uniti Group, Inc.	11/2022	10.00	305,175	325	13,000
WESCO International, Inc.	10/2022	155.00	1,711,840	130	18,200
Xerox Holdings Corp.	10/2022	20.00	623,250	375	0

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.18% (Continued)
Call Options Purchased - 0.18% (Continued)
XPO Logistics, Inc.	11/2022	$55.00	$681,460	130	$49,400

TOTAL CALL OPTIONS PURCHASED
(Cost $438,066)					238,058

TOTAL PURCHASED OPTIONS
(Cost $438,066)					238,058

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.47%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	2.116	%(f)	304,208	$304,208
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.360	%(f)	304,208	304,208
				608,416

TOTAL SHORT-TERM INVESTMENTS
(Cost $608,416)	608,416

Total Investments - 90.49%
(Cost $126,909,599)	118,078,204

Other Assets in Excess of Liabilities - 9.51%(g)	12,413,697

NET ASSETS - 100.00%	$130,491,901

Portfolio Footnotes
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2022, these securities had a total value of $79,118,584 or 60.63% of net assets.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2022, the aggregate fair market value of those securities was $30,416,011, representing 23.31% of net assets.
(c)	Represents a zero coupon bond.
(d)	Non-income-producing security.
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,565 or 0.02% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	$—
Total		$—

(f)	Rate shown is the 7-day effective yield as of August 31, 2022.
(g)	Includes cash held as collateral for short sales.

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (5.85%)
COMMON STOCKS SOLD SHORT - (5.85%)
Aerospace & Defense - (0.18%)
Kaman Corp.	(7,300)	(231,556)

Auto Parts & Equipment - (0.76%)
Tenneco, Inc., Class A	(52,578)	(991,621)

Commercial Services - (0.41%)
Block, Inc.	(7,700)	(530,607)

Distribution/Wholesale - (0.22%)
WESCO International, Inc.	(2,200)	(289,696)

Diversified Financial Services - (0.13%)
WisdomTree Investments, Inc.	(34,000)	(170,340)

Entertainment - (0.44%)
Caesars Entertainment, Inc.	(7,900)	(340,648)
Cineplex, Inc.	(33,300)	(228,449)
		(569,097)
Internet - (1.78%)
Spotify Technology SA	(800)	(86,520)
Twitter, Inc.	(29,300)	(1,135,375)
Zendesk, Inc.	(14,400)	(1,105,488)
		(2,327,383)
Office/Business Equip - (0.03%)
Xerox Holdings Corp.	(2,600)	(43,212)

Oil & Gas - (0.93%)
Par Pacific Holdings, Inc.	(64,473)	(1,212,092)

Pharmaceuticals - (0.03%)
Paratek Pharmaceuticals, Inc.	(13,450)	(33,760)

Real Estate Investment Trusts - (0.09%)
Uniti Group, Inc.	(12,000)	(112,680)

Software - (0.53%)
Avalara, Inc.	(7,200)	(659,448)
RingCentral, Inc., Class A	(900)	(38,736)
		(698,184)
Transportation - (0.32%)
XPO Logistics, Inc.	(8,100)	(424,602)

TOTAL SECURITIES SOLD SHORT
(Proceeds $9,981,598)		$(7,634,830)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation

Morgan Stanley & Co./ Monthly	SPDR Bloomberg High Yield Bond ETF	Received 1 Month-Federal Rate Minus 88 bps (-1.450%)	08/18/2023	$—	$—	$—	USD	3,574,521	$—

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	624,749	CAD	813,300	Morgan Stanley & Co.	09/15/2022	$5,545

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	528,000	USD	409,359	Morgan Stanley & Co.	09/15/2022	$(7,368)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	84.46%
Luxembourg	4.30%
Canada	1.73%
Other Assets in Excess of Liabilities	9.51%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
ETF - Exchange-Traded Fund
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SOFR - Secured Overnight Financing Rate
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

The following table summarizes the Credit Opportunities Fund's investments and derivative financial instruments characterized in the fair value hierarchy as of August 31, 2022.

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$7,919,722	$—	$7,919,722
Corporate Bonds*	—	81,943,457	—	81,943,457
Convertible Corporate Bonds*	—	27,346,986	—	27,346,986
Warrants*	21,565	—	—	21,565
Purchased Options	238,058	—	—	238,058
Short-Term Investments	608,416	—	—	608,416
TOTAL	$868,039	$117,210,165	$—	$118,078,204

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$5,545	$—	$5,545
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(7,634,830)	—	—	(7,634,830)
Forward Foreign Currency Exchange Contracts	—	(7,368)	—	(7,368)
TOTAL	$(7,634,830)	$(1,823)	$—	$(7,636,653)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.